Supplement to the
Fidelity® Variable Insurance Products Initial Class, Service Class,
and Service Class 2
Freedom Funds
April 30, 2007
Prospectus

Effective June 29, 2007, the VIP Freedom Funds were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

VIPFF2K-07-01 June 30, 2007
1.828420.102

Supplement to the

Fidelity® Variable Insurance Products

Freedom Funds

Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio,
Freedom 2020 Portfolio, Freedom 2025 Portfolio, and Freedom 2030 Portfolio

Funds of Variable Insurance Products Fund V
Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, the VIP Freedom Funds were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information found in the "Fund Holdings Information" section on page 48.

The VIP Freedom Funds will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end.

VIPFF2KB-07-01 June 30, 2007
1.848946.100

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPIS2-07-03 June 30, 2007
1.816774.122

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio,
Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Strategic Income Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Investment Grade Bond Portfolio were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market Portfolio was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income Portfolio was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information supplements similar information found in the "Management Contracts" section on page 80.

The following table provides information relating to other accounts managed by Mr. Young as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$20,601	$50	$1,838
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($1,937 (in millions) assets managed) and VIP Asset Manager: Growth ($229 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of April 30, 2007, the dollar range of shares of shares of VIP Asset Manager beneficially owned by Mr. Young was none and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Young was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 106.

Each fund (other than VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income) will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.

VIPIS2B-07-03 June 30, 2007
1.483795.138

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPINV-07-03 June 30, 2007
1.821023.118

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio,
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, High Income Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio,
Money Market Portfolio, Real Estate Portfolio, Strategic Income Portfolio, Value Portfolio, Value Leaders Portfolio,
and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, and VIP Investment Grade Bond Portfolio were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market Portfolio was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income Portfolio was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information supplements similar information found in the "Management Contracts" section on page 80.

The following table provides information relating to other accounts managed by Mr. Young as of April 30, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$20,601	$50	$1,838
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Asset Manager ($1,937 (in millions) assets managed) and VIP Asset Manager: Growth ($229 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of April 30, 2007, the dollar range of shares of shares of VIP Asset Manager beneficially owned by Mr. Young was none and the dollar range of shares of VIP Asset Manager: Growth beneficially owned by Mr. Young was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 106.

Each fund (other than VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income) will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

VIP Disciplined Small Cap, VIP High Income, VIP Money Market, and VIP Strategic Income will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-877-208-0098.

VIPINVB-07-03 June 30, 2007
1.825687.107

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 48.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

VIPICSD-07-04 June 30, 2007
1.816775.122

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
April 30, 2007
Prospectus

Effective June 29, 2007, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio were reorganized from series of Variable Insurance Products Fund IV to series of Variable Insurance Products Fund V.

The following footnote replaces the similar footnote found under the heading "Fee Table"in the "Fund Summary" section on page 6.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2008.

The following information has been removed from the "Fund Services" section on page14.

Strategic Advisers pays FMR an administration fee for handling the business affairs for each VIP FundsManager Portfolio.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

VIPFM-07-01 June 30, 2007
1.833268.101

Supplement to the

Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio,

FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Funds of Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio were reorganized from series of Variable Insurance Products Fund IV to series of Variable Insurance Products Fund V.

The following information replaces similar information found in the "Management Contracts" section beginning on page 40.

Mr. Kuldell is an employee of Strategic Advisers, Inc., a subsidiary of FMR Corp. and an affiliate of FMR. Strategic Advisers is the adviser to the VIP FundsManager Portfolios. The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of a broad range of other Strategic Advisers funds and accounts. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of the VIP FundsManager Portfolios is based on each fund's pre-tax investment performance against its customized benchmark index: the VIP FundsManager 20% Composite Index (VIP FundsManager 20%), the VIP FundsManager 50% Composite Index (VIP FundsManager 50%), the VIP FundsManager 70% Composite Index (VIP FundsManager 70%) and the VIP FundsManager 85% Composite Index (VIP FundsManager 85%). The components of the VIP FundsManager 20% Composite Index and their relative weightings in VIP FundsManager 20%'s neutral mix are 20% Dow Jones Wilshire 5000; 50% Lehman Brothers U.S. Aggregate Index; and 30% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 50% Composite Index and their relative weightings in VIP FundsManager 50%'s neutral mix are 45% Dow Jones Wilshire 5000; 5% MSCI EAFE Index; 40% Lehman Brothers U.S. Aggregate Index; and 10% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 70% Composite Index and their relative weightings in VIP FundsManager 70%'s neutral mix are 60% Dow Jones Wilshire 5000; 10% MSCI EAFE Index; 25% Lehman Brothers U.S. Aggregate Index; and 5% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 85% Composite Index and their relative weightings in VIP FundsManager 85%'s neutral mix are 70% Dow Jones Wilshire 5000; 15% MSCI EAFE Index; and 15% Lehman Brothers U.S. Aggregate Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The following information replaces similar information found in the "Fund Holdings Information" section on page 49.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

VIPFMB-07-01 June 30, 2007
1.849574.100

Supplement to the
Fidelity® Variable Insurance Products
Service Class and Services Class 2 FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
April 30, 2007
Prospectus

Effective June 29, 2007, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio were reorganized from series of Variable Insurance Products Fund IV to series of Variable Insurance Products Fund V.

The following footnote replaces the similar footnote under the heading "Fee Table" in the "Fund Summary" section on page 7.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2008. In addition, FMR has contractually agreed to reimburse 0.10% of class level expenses for Service Class and Service Class 2.

The following information has been removed from the "Fund Services" section on page 14.

Strategic Advisers pays FMR an administration fee for handling the business affairs for each VIP FundsManager Portfolio.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

VFMSCSC2-07-01 June 30, 2007
1.833267.101

Supplement to the

Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio,

FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Funds of Variable Insurance Products Fund IV

Service Class and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio were reorganized from series of Variable Insurance Products Fund IV to series of Variable Insurance Products Fund V.

The following information replaces similar information found in the "Management Contracts" section beginning on page 40.

Mr. Kuldell is an employee of Strategic Advisers, Inc., a subsidiary of FMR Corp. and an affiliate of FMR. Strategic Advisers is the adviser to the VIP FundsManager Portfolios. The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of a broad range of other Strategic Advisers funds and accounts. Accounts may include model portfolios designed for asset allocation, retirement planning, or tax-sensitive goals. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of Strategic Advisers. The portion of the portfolio manager's bonus that is linked to the investment performance of the VIP FundsManager Portfolios is based on each fund's pre-tax investment performance against its customized benchmark index: the VIP FundsManager 20% Composite Index (VIP FundsManager 20%), the VIP FundsManager 50% Composite Index (VIP FundsManager 50%), the VIP FundsManager 70% Composite Index (VIP FundsManager 70%) and the VIP FundsManager 85% Composite Index (VIP FundsManager 85%). The components of the VIP FundsManager 20% Composite Index and their relative weightings in VIP FundsManager 20%'s neutral mix are 20% Dow Jones Wilshire 5000; 50% Lehman Brothers U.S. Aggregate Index; and 30% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 50% Composite Index and their relative weightings in VIP FundsManager 50%'s neutral mix are 45% Dow Jones Wilshire 5000; 5% MSCI EAFE Index; 40% Lehman Brothers U.S. Aggregate Index; and 10% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 70% Composite Index and their relative weightings in VIP FundsManager 70%'s neutral mix are 60% Dow Jones Wilshire 5000; 10% MSCI EAFE Index; 25% Lehman Brothers U.S. Aggregate Index; and 5% Lehman Brothers 3-Month US Treasury Bill Index. The components of the VIP FundsManager 85% Composite Index and their relative weightings in VIP FundsManager 85%'s neutral mix are 70% Dow Jones Wilshire 5000; 15% MSCI EAFE Index; and 15% Lehman Brothers U.S. Aggregate Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The following information replaces similar information found in the "Fund Holdings Information" section on page 50.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

VFMSCSC2B-07-01 June 30, 2007
1.849575.100

Supplement to the
Fidelity® Variable Insurance Products
Investor FreedomSM Funds
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Investor Freedom IncomeSM  Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, and VIP Investor Freedom 2030 Portfolio were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

VIPIFF-07-01 June 30, 2007
1.828376.102

Supplement to the

Fidelity® Variable Insurance Products
Investor FreedomSM Funds

Investor Freedom IncomeSM  Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio,
Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, and
Investor Freedom 2030 Portfolio

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025
Portfolio, and VIP Investor Freedom 2030 Portfolio were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

VIPIFFB-07-01 June 30, 2007
1.848943.100

Supplement to the
Fidelity® Variable Insurance Products
Freedom Lifetime Income Funds
April 30, 2007
Prospectus

Effective June 29, 2007, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, and Freedom Lifetime Income III Portfolio were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the similar information on the last page.

Investment Company Act of 1940, File Number, 811-05361

VIPFLI-07-01 June 30, 2007
1.832271.102

Supplement to the

Fidelity® Variable Insurance Products

Freedom Lifetime Income Funds

Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio,

and Freedom Lifetime Income III Portfolio

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

Effective June 29, 2007, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, and Freedom Lifetime Income III Portfolio were reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information found in the "Fund Holdings Information" section on page 45.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end. Each fund will also provide a list of the underlying funds it holds as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

VIPFLIB-07-01 June 30, 2007
1.848948.100

Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio
Initial Class, Service Class, and
Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Strategic Income Portfolio was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces the similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361.

VIPSI-07-01 June 30, 2007
1.805596.105